Post-Employment Benefits - Summary of Weighted Average Duration of Defined Benefit Obligation (Detail) - Canada plan [member] pure in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	15.5	15.6
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	12.6	13.8